Acquisitions - Schedule of estimated fair values (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of Acquisition [Abstract]
Property, plant and equipment	$ 1,487
Inventories	133
Other receivables	193
Right-of-use assets	4,533
Lease liabilities	(4,533)
Total	$ 1,813